UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         May 8, 2001
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 64
                                        -------------------

Form 13F Information Table Value Total: $ 269,431
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
AFLAC                          com         001055102     2830   102776  SH      SOLE                  72466             30310
AOL Time Warner                com         00184A105     7379   183793  SH      SOLE                 123789             60004
Abbott Laboratories            com         002824100      794    16831  SH      SOLE                   4851             11980
Advanced Tissue Sciences       com         00755F103       83    21000  SH      SOLE                  21000
Allergan, Inc.                 com         018490102     3166    42698  SH      SOLE                  29500             13198
Amer Home Products             com         026609107      914    15565  SH      SOLE                   4765             10800
Amer Int'l Group               com         026874107     9632   119655  SH      SOLE                  79325             40330
Amgen                          com         031162100     4763    79132  SH      SOLE                  53545             25587
Automatic Data Proc            com         053015103     8361   153747  SH      SOLE                  97313             56434
Bank One Corp                  com         06423A103      836    23102  SH      SOLE                   4669             18433
Bristol-Myers Squibb           com         110122108     5690    95791  SH      SOLE                  69949             25842
CVS Corp.                      com         126650100      317     5416  SH      SOLE                    100              5316
Calpine Corporation            com         131347106    12658   229860  SH      SOLE                 154085             75775
Cintas Corp.                   com         172908105     2510    63680  SH      SOLE                  45715             17965
Cisco Systems Inc              com         17275R102     5118   323656  SH      SOLE                 227568             96088
Citigroup                      com         172967101     6898   153355  SH      SOLE                 106724             46631
Clear Channel Communication    com         184502102     4516    82946  SH      SOLE                  59419             23527
Coca-Cola                      com         191216100      446     9886  SH      SOLE                   3326              6560
Comerica                       com         200340107     2153    35003  SH      SOLE                  20625             14378
Costco Wholesale Corp          com         22160K105     5439   138569  SH      SOLE                  94227             44342
Dell Computers                 com         247025109     2980   116000  SH      SOLE                  87080             28920
Disney (Walt)Holding Co.       com         254687106     3076   107568  SH      SOLE                  78402             29166
Dover Corp                     com         260003108     2260    63051  SH      SOLE                  40332             22719
EMC Inc.                       com         268648102     3162   107550  SH      SOLE                  73415             34135
Emerson Electric               com         291011104     3285    52987  SH      SOLE                  32449             20538
Exxon-Mobil Corp               com         30231G102     9295   114752  SH      SOLE                  78159             36593
Fannie Mae                     com         313586109      273     3430  SH      SOLE                   1400              2030
Ford Motor Co                  com         345370100      581    20650  SH      SOLE                  16648              4002
Genentech                      com         368710406     3384    67018  SH      SOLE                  46172             20846
General Electric               com         369604103    13327   318383  SH      SOLE                 201937            116446
Global Crossing Ltd.           com         G3921A100     4225   313181  SH      SOLE                 227709             85472
Home Depot                     com         437076102     7945   184343  SH      SOLE                 128348             55995
Int'l Bus. Machines            com         459200101     6056    62962  SH      SOLE                  42357             20605
Intel Corp                     com         458140100     6782   257762  SH      SOLE                 164991             92771
Interpublic Grp Cos            com         460690100     3435   100013  SH      SOLE                  64943             35070
J.P. Morgan Chase & Co.        com         46625H100     6398   142496  SH      SOLE                  99899             42597
JDS Uniphase Corp              com         46612J101     1912   103690  SH      SOLE                  72525             31165
Johnson & Johnson              com         478160104     5941    67925  SH      SOLE                  48489             19436
Kohl's Corp.                   com         500255104     2824    45776  SH      SOLE                  30437             15339
Lilly (Eli)                    com         532457108      661     8620  SH      SOLE                   4650              3970
Medtronic Inc                  com         585055106     7586   165848  SH      SOLE                 115418             50430
Mellon Financial Corp.         com         58551A108     1216    30000  SH      SOLE                  30000
Merck & Co                     com         589331107     8481   111734  SH      SOLE                  74860             36874
Microsoft                      com         594918104     8181   149597  SH      SOLE                 106386             43211
Minnesota Min'g/Mfg            com         604059105      569     5477  SH      SOLE                   1760              3717
Northern Trust Company         com         665859104     4345    69523  SH      SOLE                  47415             22108
Oracle Corp                    com         68389X105     5140   343141  SH      SOLE                 214548            128593
Pfizer, Inc                    com         717081103     6749   164812  SH      SOLE                 120950             43862
Procter & Gamble               com         742718109      311     4975  SH      SOLE                   4175               800
QUALCOMM Inc                   com         747525103     4875    86091  SH      SOLE                  61875             24216
Qwest Communication Intl Inc.  com         749121109     2671    76208  SH      SOLE                  51263             24945
Royal Dutch Petrol             com         780257804      293     5292  SH      SOLE                    770              4522
S & P Depository Receipts      com         78462F103     2028    17378  SH      SOLE                  14893              2485
Schwab (Charles) Corp          com         808513105     6163   399700  SH      SOLE                 247176            152524
Stryker Corp                   com         863667101     1898    36319  SH      SOLE                   3400             32919
Sun Microsystems               com         866810104      172    11222  SH      SOLE                   8822              2400
Sysco Corp                     com         871829107     7873   296994  SH      SOLE                 204270             92724
Tellabs Inc.                   com         879664100     4340   106657  SH      SOLE                  70847             35810
Texas Instruments              com         882508104     2641    85255  SH      SOLE                  60280             24975
Tyco International             com         902124106     7435   171979  SH      SOLE                 119340             52639
Vodafone Group PLC ADR         com         92857W100     4005   147527  SH      SOLE                 102465             45062
Wal Mart Stores                com         931142103     3389    67115  SH      SOLE                  46400             20715
Walgreen Co                    com         931422109      627    15375  SH      SOLE                   7745              7630
WorldCom Inc.                  com         98157D106     6138   328460  SH      SOLE                 239994             88466